John Hancock Declaration Funds
                 Supplement to the Prospectus Dated May 1, 2001

John Hancock V.A. Strategic Income Fund

The "Portfolio Managers" section for the John Hancock V.A. Strategic Income Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Fredrick L. Cavanaugh, Jr.

         Senior vice president of adviser
         Joined fund team in 1996
         Joined adviser in 1986
         Began business career in 1975

         Daniel S. Janis, III

         Second vice president of adviser
         Joined fund team in 1999
         Joined adviser in 1999
         Senior risk manager at
          BankBoston (1997-1998)
         Manager of forward desk at
          Morgan Stanley (1991-1997)
         Began business career in 1984




3/1/02